Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings
6.	Borrowings

Borrowings consist of secured borrowings issued through our securitization program, borrowings through secured facilities and participation programs, unsecured notes issued by us, term and other deposits at the Bank, and other interest-bearing liabilities related primarily to obligations to return cash collateral held. To match the interest rate and currency characteristics of our borrowings with the interest rate and currency characteristics of our assets, we enter into interest rate and foreign currency swaps with independent parties. Under these agreements, we make periodic payments, generally indexed to the related asset rates or rates which are highly correlated to the asset rates, in exchange for periodic payments which generally match our interest obligations on fixed or variable rate notes (see “Note 7 — Derivative Financial Instruments”). Payments and receipts on our interest rate and currency swaps are not reflected in the following tables.

The following table summarizes our borrowings.

	December 31, 2012			December 31, 2011
(Dollars in millions)	Short Term	Long Term	Total	Short Term	Long Term	Total
Unsecured borrowings:
Senior unsecured debt	$2,319	$15,446	$17,765	$1,801	$15,199	$17,000
Brokered deposits	979	3,088	4,067	1,733	1,956	3,689
Retail and other deposits	3,247	—	3,247	2,123	—	2,123
Other(1)	1,609	—	1,609	1,329	—	1,329

Total unsecured borrowings	8,154	18,534	26,688	6,986	17,155	24,141

Secured borrowings:
FFELP Loan securitizations	—	105,525	105,525	—	107,905	107,905
Private Education Loan securitizations	—	19,656	19,656	—	19,297	19,297
ED Conduit Program Facility	9,551	—	9,551	21,313	—	21,313
FFELP ABCP Facility	—	4,154	4,154	—	4,445	4,445
Private Education Loan ABCP Facility	—	1,070	1,070	—	1,992	1,992
Acquisition financing(2)	—	673	673	—	916	916
FHLB-DM Facility	2,100	—	2,100	1,210	—	1,210

Total secured borrowings	11,651	131,078	142,729	22,523	134,555	157,078

Total before hedge accounting adjustments	19,805	149,612	169,417	29,509	151,710	181,219
Hedge accounting adjustments	51	2,789	2,840	64	2,683	2,747

Total	$19,856	$152,401	$172,257	$29,573	$154,393	$183,966

(1)	“Other” primarily consists of the obligation to return cash collateral held related to derivative exposures.
(2)	Relates to the acquisition of $25 billion of student loans at the end of 2010.

Short-term Borrowings

Short-term borrowings have a remaining term to maturity of one year or less. The following tables summarize outstanding short-term borrowings (secured and unsecured), the weighted average interest rates at the end of each period, and the related average balances and weighted average interest rates during the periods. Rates reflect stated interest of borrowings and related discounts and premiums.

	December 31, 2012		Year Ended December 31, 2012
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Brokered deposits	$979	3.24%	$1,077	3.10%
Retail and other deposits	3,247	.84	2,460	.85
FHLB-DM Facility	2,100	.33	1,481	.34
ED Conduit Program Facility	9,551	.81	16,118	.82
FFELP ABCP Facility	—	—	7	.95
Senior unsecured debt	2,369	4.24	2,214	4.49
Other interest bearing liabilities	1,610	.31	1,474	.21

Total short-term borrowings	$19,856	1.25%	$24,831	1.19%

Maximum outstanding at any month end	$29,160

	December 31, 2011		Year Ended December 31, 2011
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Brokered deposits	$1,733	2.80%	$1,489	3.17%
Retail and other deposits	2,123	1.00	1,684	1.11
FHLB-DM Facility	1,210	.24	893	.25
ED Conduit Program Facility	21,313	.67	22,869	.75
FFELP ABCP Facility	—	—	221	1.01
Senior unsecured debt	1,865	4.37	3,070	2.97
Other interest bearing liabilities	1,329	.04	1,187	.10

Total short-term borrowings	$29,573	1.01%	$31,413	1.06%

Maximum outstanding at any month end	$33,100

Long-term Borrowings

The following tables summarize outstanding long-term borrowings (secured and unsecured), the weighted average interest rates at the end of the periods, and the related average balances during the periods. Rates reflect stated interest rate of borrowings and related discounts and premiums.

	December 31, 2012		Year Ended December 31, 2012
	Ending Balance(1)	Weighted Average Interest Rate(2)
(Dollars in millions)			Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2014-2048	$112,408	1.04%	$113,236
Non-U.S. dollar-denominated:
Interest bearing, due 2021-2041	10,819	.53	11,463

Total floating rate notes	123,227	1.00	124,699
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2014-2046	16,096	5.57	14,203
Non-U.S.-dollar denominated:
Interest bearing, due 2014-2039	4,061	3.39	2,882

Total fixed rate notes	20,157	5.13	17,085
Brokered deposits — U.S. dollar-denominated, due 2014-2017	3,120	1.77	2,216
FFELP ABCP Facility	4,154	.74	4,726
Private Education Loan ABCP Facility	1,070	1.45	1,880
SLC acquisition financing	673	4.71	791

Total long-term borrowings	$152,401	1.57%	$151,397

	December 31, 2011		Year Ended December 31, 2011
	Ending Balance(1)	Weighted Average Interest Rate(2)
(Dollars in millions)			Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2013-2047	$114,861	1.21%	$120,045
Non-U.S. dollar-denominated:
Interest bearing, due 2013-2041	11,838	1.77	11,872

Total floating rate notes	126,699	1.26	131,917
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2013-2044	14,406	5.63	12,363
Non-U.S.-dollar denominated:
Interest bearing, due 2013-2039	3,934	3.58	3,662

Total fixed rate notes	18,340	5.18	16,025
Brokered deposits — U.S. dollar-denominated, due 2013-2014	2,001	3.15	2,171
FFELP ABCP Facility	4,445	.81	4,768
Private Education Loan ABCP Facility	1,992	1.40	272
SLC acquisition financing	916	4.79	998

Total long-term borrowings	$154,393	1.75%	$156,151

(1)	Ending balance is expressed in U.S. dollars using the spot currency exchange rate. Includes fair value adjustments under ASC 815 for notes designated as the hedged item in a fair value hedge.
(2)	Weighted average interest rate is stated rate relative to currency denomination of debt.

At December 31, 2012, we had outstanding long-term borrowings with call features totaling $3.6 billion. In addition, we have $5.9 billion of pre-payable debt related to our ABCP and acquisition financing facilities. Generally, these instruments are callable at the par amount. As of December 31, 2012, the stated maturities and maturities if accelerated to the call dates are shown in the following table.

	December 31, 2012
	Stated Maturity(1)				Maturity to Call Date(1)
(Dollars in millions)	Senior Unsecured Debt	Brokered Deposits	Secured Borrowings	Total(2)	Senior Unsecured Debt	Brokered Deposits	Secured Borrowings	Total
Year of Maturity
2013	$—	$—	$13,655	$13,655	$1,563	$—	$18,881	$20,444
2014	3,021	1,738	14,893	19,652	3,158	1,738	10,515	15,411
2015	997	708	10,163	11,868	1,086	708	9,939	11,733
2016	2,277	235	9,781	12,293	2,276	235	9,781	12,292
2017	1,823	407	10,169	12,399	1,801	407	10,169	12,377
2018-2047	7,328	—	72,417	79,745	5,562	—	71,793	77,355

	15,446	3,088	131,078	149,612	15,446	3,088	131,078	149,612
Hedge accounting adjustments	1,644	32	1,113	2,789	1,644	32	1,113	2,789

Total	$17,090	$3,120	$132,191	$152,401	$17,090	$3,120	$132,191	$152,401

(1)	We view our securitization trust debt as long-term based on the contractual maturity dates and projecting the expected principal paydowns based on our current estimates regarding loan prepayment speeds. The projected principal paydowns in year 2013 include $13.7 billion related to the securitization trust debt.
(2)	The aggregate principal amount of debt that matures in each period is $13.7 billion in 2013, $19.7 billion in 2014, $11.9 billion in 2015, $12.4 billion in 2016, $12.5 billion in 2017, and $80.3 billion in 2018-2047.

Secured Borrowings

We currently consolidate all of our financing entities that are VIEs as a result of being the entities’ primary beneficiary. As a result, these financing VIEs are accounted for as secured borrowings. We consolidate the following financing VIEs as of December 31, 2012 and 2011:

	December 31, 2012
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets	Total
Secured Borrowings — VIEs:
ED Conduit Program Facility	$9,551	$—	$9,551	$9,645	$410	$134	$10,189
FFELP ABCP Facility	—	4,154	4,154	4,405	77	63	4,545
Private Education Loan ABCP Facility	—	1,070	1,070	1,454	302	33	1,789
Securitizations — FFELP Loans	—	105,525	105,525	107,009	3,652	608	111,269
Securitizations — Private Education Loans	—	19,656	19,656	24,618	385	545	25,548

Total before hedge accounting adjustments	9,551	130,405	139,956	147,131	4,826	1,383	153,340
Hedge accounting adjustments	—	1,113	1,113	—	—	929	929

Total	$9,551	$131,518	$141,069	$147,131	$4,826	$2,312	$154,269

	December 31, 2011
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets	Total
Secured Borrowings — VIEs:
ED Conduit Program Facility	$21,313	$—	$21,313	$21,445	$621	$442	$22,508
FFELP ABCP Facility	—	4,445	4,445	4,834	86	54	4,974
Private Education Loan ABCP Facility	—	1,992	1,992	2,595	401	76	3,072
Securitizations — FFELP Loans	—	107,905	107,905	109,257	3,783	529	113,569
Securitizations — Private Education Loans	—	19,297	19,297	22,367	718	582	23,667

Total before hedge accounting adjustments	21,313	133,639	154,952	160,498	5,609	1,683	167,790
Hedge accounting adjustments	—	894	894	—	—	955	955

Total	$21,313	$134,533	$155,846	$160,498	$5,609	$2,638	$168,745

ED Funding Programs

ED Purchase and Participation Programs

In August 2008, ED implemented the Purchase Program and the Participation Program pursuant to The Ensuring Continued Access to Student Loans Act of 2008 (“ECASLA”). Under the Purchase Program, ED purchased eligible FFELP Loans at a price equal to the sum of (i) par value, (ii) accrued interest, (iii) the one percent origination fee paid to ED, and (iv) a fixed amount of $75 per loan. Under the Participation Program, ED provided short-term liquidity to FFELP lenders by purchasing participation interests in pools of FFELP Loans. FFELP lenders were charged a rate equal to the preceding quarter commercial paper rate plus 0.50 percent on the principal amount of participation interests outstanding. Loans eligible for the Participation or Purchase Programs were limited to FFELP Stafford or PLUS Loans, first disbursed on or after May 1, 2008 but no later than July 1, 2010, with no ongoing borrower benefits other than permitted rate reductions of 0.25 percent for automatic payment processing. In October 2010, we sold $20.4 billion of loans to ED and paid off $20.3 billion of advances outstanding under the Participation Program. This program is no longer in effect and is not available as a source of funding.

ED Conduit Program

Pursuant to ECASLA, on January 15, 2009, ED announced they would purchase eligible FFELP Stafford and PLUS Loans from a conduit vehicle established to provide funding for eligible student lenders (the “ED Conduit Program”). Loans eligible for the ED Conduit Program must be first disbursed on or after October 1, 2003, but not later than July 1, 2009, and fully disbursed before September 30, 2009, and meet certain other requirements, including those relating to borrower benefits. The ED Conduit Program was launched on May 11, 2009 and accepted eligible loans through July 1, 2010. The ED Conduit Program expires on January 19, 2014. Funding for the ED Conduit Program is provided by the capital markets at a cost based on market rates, with us being advanced 97 percent of the student loan face amount. If the conduit does not have sufficient funds to make the required payments on the notes issued by the conduit, then the notes will be repaid with funds from the Federal Financing Bank (“FFB”). The FFB will hold the notes for a short period of time and, if at the end of that time, the notes still cannot be paid off, the underlying FFELP Loans that serve as collateral to the ED Conduit will be sold to ED through a put agreement at a price of 97 percent of the face amount of the loans. Our intent is to term securitize the loans in the facility before the facility expires. Any loans that remain in the facility as of the expiration date will be sold to ED at a price of 97 percent of the face amount of the loans. At December 31, 2012 and 2011, we had $9.5 billion and $21.2 billion, respectively, in principal amount of FFELP Loans remaining in the ED Conduit Program.

Asset-Backed Financing Facilities

FFELP ABCP Facility

The maximum facility amount is $7.5 billion. The scheduled maturity date of the facility is January 9, 2015. The usage fee for the facility is 0.50 percent over the applicable funding rate. The amended facility features two contractual step-down reductions on the amount available for borrowing. The first reduction was on January 11, 2013, to $6.5 billion. The second reduction is on January 10, 2014, to $5.5 billion.

Our borrowings under the FFELP ABCP Facility are non-recourse. The maximum amount we may borrow under the FFELP ABCP Facility is limited based on certain factors, including market conditions and the fair value of student loans in the facility. In addition to the funding limits described above, funding under the FFELP ABCP Facility is subject to usual and customary conditions. The FFELP ABCP Facility is subject to termination under certain circumstances. In addition, the facility has financial covenants that if not maintained, will cause the facility to become an amortizing facility. The covenants are, however, curable. The principal financial covenants require us to maintain consolidated tangible net worth of at least $1.38 billion at all times. Consolidated tangible net worth as calculated for purposes of this covenant was $3.4 billion as of December 31, 2012. The covenants also require us to meet either a minimum interest coverage ratio or a minimum net adjusted revenue test based on the four preceding quarters’ adjusted “Core Earnings” financial performance. We were compliant with both of the minimum interest coverage ratio and the minimum net adjusted revenue tests as of the quarter ended December 31, 2012. Increases in the borrowing rate of up to LIBOR plus 4.50 percent could occur if certain asset coverage ratio thresholds are not met. If liquidity agreements are not renewed on the trigger dates, the usage fee increases to 1.00 percent over the applicable funding rate on January 10, 2014. Failure to pay off the FFELP ABCP Facility on the maturity date or to reduce amounts outstanding below the annual maximum step downs will result in a 90-day extension of the facility with the interest rate increasing from LIBOR plus 1.00 percent to LIBOR plus 2.00 percent over that period. If, at the end of the 90-day extension, these required paydown amounts have not been made, the collateral can be foreclosed upon. As of December 31, 2012, there was approximately $4.2 billion outstanding in this facility. The book basis of the assets securing this facility at December 31, 2012 was $4.5 billion.

Private Education Loan ABCP Facility

On October 5, 2011, we closed on a $3.4 billion asset-backed commercial paper facility, which matures in January 2014, to fund the call of certain Private Education Loan trust securities issued under the TALF program. The cost of borrowing under the facility is commercial paper issuance cost plus 1.10 percent, excluding up-front commitment and unused fees. The maximum amount that can be financed steps down to $2.5 billion on July 25, 2012, $1.7 billion on January 25, 2013 and $0.8 billion on July 25, 2013 with final maturity on January 27, 2014. If the amount outstanding is greater than the maximum amount at any step down, the cost increases to commercial paper issuance cost plus 1.95 percent. Our borrowings under the facility are non-recourse. On November 15, 2011, the facility provided the financing to call the outstanding securities issued by SLM Private Education Loan Trust 2009-B ($2.5 billion principal) at its call price of 93 percent of par. On January 17, 2012 the facility was also used to call the outstanding securities issued by SLM Private Education Loan Trust 2009-C ($1.0 billion principal) at its call price of 94 percent of par. At December 31, 2012, there was $1.1 billion outstanding in this facility. The book basis of the assets securing the facility at December 31, 2012 was $1.8 billion.

SLC Acquisition Financing

On December 31, 2010, we closed on our agreement to purchase an interest in $26.1 billion of securitized federal student loans and related assets from the Student Loan Corporation (“SLC”), a subsidiary of Citibank, N.A. The purchase price was approximately $1.1 billion. The transaction was funded by a 5-year term loan provided by Citibank in an amount equal to the purchase price. The loan is secured by the purchased assets and guaranteed by us. The loan bears interest at a rate of LIBOR plus 4.50 percent, and is subject to scheduled quarterly principal payments of the lesser of (i) 2.5 percent of the original principal amount of the term loan or (ii) the residual cash flow derived from the assets securing the loan. In addition, the remaining balance is due on December 31, 2015. Residual cash flow in excess of that needed to make quarterly principal payments is restricted but we are permitted, at our option, to prepay the obligation, in whole or in part, at any time without penalty.

Securitizations

The following table summarizes the securitization transactions issued in 2011 and 2012.

(Dollars in millions)				AAA-rated bonds
Issue	Date Issued	Total Issued		Weighted Average Interest Rate	Weighted Average Life
FFELP:
2011-1	March 2011	$812		1 month LIBOR plus 0.85%	5.5 years
2011-2	May 2011	821		1 month LIBOR plus 0.90%	5.5 years
2011-3	November 2011	812	(1)	1 month LIBOR plus 1.25%	7.8 years

Total bonds issued in 2011		$2,445

Total loan amount securitized in 2011		$2,344

2012-1	January 2012	$765		1 month LIBOR plus 0.91%	4.6 years
2012-2	March 2012	824		1 month LIBOR plus 0.70%	4.7 years
2012-3	May 2012	1,252		1 month LIBOR plus 0.65%	4.6 years
2012-4	June 2012	1,491	(2)	1 month LIBOR plus 1.10%	8.2 years
2011-3	July 2012	24		N/A (Retained B Notes sold)
2012-4	July 2012	45		N/A (Retained B Notes sold)
2012-5	July 2012	1,252		1 month LIBOR plus 0.67%	4.5 years
2012-6	September 2012	1,249		1 month LIBOR plus 0.62%	4.6 years
2012-7	November 2012	1,251		1 month LIBOR plus 0.55%	4.5 years
2012-8	December 2012	1,527		1 month LIBOR plus 0.90%	7.8 years

Total bonds issued in 2012		$9,680

Total loan amount securitized in 2012		$9,565

Private Education:
2011-A	April 2011	$562		1 month LIBOR plus 1.89%	3.8 years
2011-B	June 2011	825		1 month LIBOR plus 1.80%	4.0 years
2011-C	November 2011	721		1 month LIBOR plus 2.87%	3.4 years

Total bonds issued in 2011		$2,108

Total loan amount securitized in 2011		$2,674

2012-A	February 2012	$547		1 month LIBOR plus 2.17%	3.0 years
2012-B	April 2012	891		1 month LIBOR plus 2.12%	2.9 years
2012-C	May 2012	1,135		1 month LIBOR plus 1.77%	2.6 years
2012-D	July 2012	640		1 month LIBOR plus 1.69%	2.5 years
2012-E	October 2012	976		1 month LIBOR plus 1.22%	2.6 years

Total bonds issued in 2012		$4,189

Total loan amount securitized in 2012		$5,557

(1)	Total size excludes subordinated tranche that was retained at issuance totaling $24 million.
(2)	Total size excludes subordinated tranche that was retained at issuance totaling $45 million.

Auction Rate Securities

At December 31, 2012, we had $3.1 billion of auction rate securities outstanding in securitizations. Since February 2008, problems in the auction rate securities market as a whole led to failures of the auctions pursuant to which certain of our auction rate securities’ interest rates are set. As a result, $1.4 billion of our auction rate securities as of December 31, 2012 bore interest at the maximum rate allowable under their terms. The maximum allowable interest rate on our taxable auction rate securities is generally LIBOR plus 1.50 percent to 3.50 percent, dependant on the security’s credit rating. The maximum allowable interest rate on many of our tax-exempt auction rate securities is a formula driven rate, which produced various maximum rates up to 0.63 percent during the fourth quarter of 2012. As of December 31, 2012, $1.7 billion of auction rate securities have had successful auctions, resulting in an average rate of 2.12 percent.

Reset Rate Notes

Certain tranches of our term asset-backed securities (“ABS”) are reset rate notes. Reset rate notes are subject to periodic remarketing, at which time the interest rates on the notes are reset. We also have the option to repurchase a reset rate note upon a failed remarketing and hold it as an investment until such time it can be remarketed. In the event a reset rate note cannot be remarketed on the remarketing date, and is not repurchased, the interest rate generally steps up to and remains at LIBOR plus 0.75 percent until such time as the bonds are successfully remarketed or repurchased. Our repurchase of a reset rate note requires additional funding, the availability and pricing of which may be less favorable to us than it was at the time the reset rate note was originally issued. Unlike the repurchase of a reset rate note, the occurrence of a failed remarketing does not require additional funding. As a result of the ongoing dislocation in the capital markets, at December 31, 2012, $6.0 billion of our reset rate notes bore interest at, or were swapped to LIBOR plus 0.75 percent due to a failed remarketing. Until capital markets conditions improve, it is possible these and additional reset rate notes will experience failed remarketings. As of December 31, 2012, we had $7.5 billion and $1.5 billion of reset rate notes due to be remarketed in 2013 and 2014, respectively, and an additional $2.7 billion to be newly remarketed thereafter.

Federal Home Loan Bank of Des Moines (“FHLB-DM”)

On January 15, 2010, HICA Education Loan Corporation (“HICA”), our subsidiary, entered into a borrowing agreement with the FHLB-DM. Under the agreement, the FHLB-DM will provide advances backed by Federal Housing Finance Agency approved collateral which includes FFELP Loans (but does not include Private Education Loans). The facility is available as long as we maintain membership with FHLB-DM. The amount, price and tenor of future advances will vary and be subject to the agreement’s borrowing conditions, including, among others, facility size, current usage, and availability of qualifying collateral from unencumbered FFELP Loans, as then in effect and determined at the time of each borrowing. The maximum amount that can be borrowed, as of December 31, 2012, subject to available collateral, is approximately $8.5 billion. As of December 31, 2012, borrowing under the facility totaled $2.1 billion, matures by March 18, 2013, and was secured by $2.7 billion of FFELP Loans. We have provided a guarantee to the FHLB-DM for the performance and payment of HICA’s obligations.

Other Funding Sources

Sallie Mae Bank

During the fourth quarter of 2008, the Bank, our Utah industrial bank subsidiary, began expanding its deposit base to fund new Private Education Loan originations. The Bank raises deposits through intermediaries in the brokered Certificate of Deposit (“CD”) market and through direct retail deposit channels. As of December 31, 2012, bank deposits totaled $7.8 billion of which $4.1 billion were brokered term deposits, $3.2 billion were retail and other deposits and $0.4 billion were deposits from affiliates that eliminate in our consolidated balance sheet. Cash and liquid investments totaled $1.6 billion as of December 31, 2012.

In addition to its deposit base, the Bank has borrowing capacity with the Federal Reserve Bank (“FRB”) through a collateralized lending facility. FRB is not obligated to lend; however, in general we can borrow as long as the Bank is generally in sound financial condition. Borrowing capacity is limited by the availability of acceptable collateral. As of December 31, 2012, borrowing capacity was approximately $945 million and there were no outstanding borrowings.

Senior Unsecured Debt

We issued $2.7 billion, $2.0 billion and $1.5 billion of unsecured debt in the years ended December 31, 2012, 2011 and 2010, respectively.

Debt Repurchases

The following table summarizes activity related to our senior unsecured debt and ABS repurchases. “Gains on debt repurchases” is shown net of hedging-related gains and losses.

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
Debt principal repurchased	$711	$894	$4,868
Gains on debt repurchases	145	38	317